INVENTORIES (Details) - USD ($)	Mar. 31, 2022	Jun. 30, 2021
Inventory Disclosure [Abstract]
Raw Materials	$ 1,292,861	$ 626,255
Work-In-Progress	426,771	453,117
Finished Goods	1,245,588	806,023
Total Inventories	$ 2,965,220	$ 1,885,395